INVESTMENTS IN JOINT VENTURES (Total Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity method	$ 518,874		$ 328,071
Unrealized gain on fair value option	18,649		10,794
Total equity method	537,523		338,865
Cost method	5,670		4,502
Total Investments in joint ventures	543,193		343,367
Loan pool participation		[1]		[1]
Greater than 20% [Member]
Schedule of Equity Method Investments [Line Items]
Equity method	35,208	[2]	24,340	[2]
Unrealized gain on fair value option	18,649	[2]	10,794	[2]
Total equity method	53,857	[2]	35,134	[2]
Cost method		[2]		[2]
Total Investments in joint ventures	53,857	[2]	35,134	[2]
Loan pool participation	60,353	[1],[2]	61,262	[1],[2]
Other [Member]
Schedule of Equity Method Investments [Line Items]
Equity method	483,666		303,731
Unrealized gain on fair value option
Total equity method	483,666		303,731
Cost method	5,670		4,502
Total Investments in joint ventures	489,336		308,233
Loan pool participation		[1]		[1]

[1]	This loan pool has been included in the investment in joint ventures footnote greater than 20% column as this entity was determined to be a significant subsidiary for purposes of S-X §210.3-09. See further discussion on this loan pool participation in note 6. The other investments in loan pool participation were excluded as they were determined to be not significant subsidiaries.
[2]	Equity in income from the joint venture or income from loan pool participation for the year ended December 31, 2012, 2011 or 2010 exceeds 20% of Kennedy-Wilson's income from continuing operations before income taxes for the year ended December 31, 2012, 2011 or 2010. No individual investments in joint ventures or loan pool participation exceeds 20% of the total assets of Kennedy-Wilson as of December 31, 2012 or 2011.